Commitments and Contingencies (Details) - USD ($)		6 Months Ended		12 Months Ended
	Jun. 07, 2022	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Litigation amount	$ 450,000			$ 450,000
Percentage of pre-tax profit	30.00%			30.00%
Pre-tax profit	$ 3,333,333			$ 3,333,333
Payment for rent				97,000	$ 127,000
Settled Litigation [Member]
Commitments and Contingencies [Line Items]
Litigation amount		$ 363,450		$ 363,450	$ 373,450
Percentage of pre-tax profit	10.00%			10.00%
Pre-tax profit	$ 3,333,333			$ 3,333,333
Lease Agreements [Member]
Commitments and Contingencies [Line Items]
Payment for rent		$ 43,000	$ 59,000
Dr. Zhou [Member]
Commitments and Contingencies [Line Items]
Percentage of pre-tax profit	20.00%			20.00%
Pre-tax profit	$ 3,333,333			$ 3,333,333